Taxes payable	12 Months Ended
Dec. 31, 2023
Taxes Payable Other Than Income Tax
Taxes payable

18.Taxes payable

On December 31, 2023, the Company’s outstanding balance was $13,704, being $13,566 in short-term and $138 in long-term ($3,070 on December 31, 2022, classified in short-term).

Accounting policy

These amounts represent the group’s obligations to the Federal, State and Municipal Governments relating to taxes, fees and contributions. They are presented as current liabilities and non-current liabilities, and they are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.